Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 47,948.13
Total Fee Amount	47,948.13
Total Transaction Valuation	347,198,627.32
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A